Related party transactions and balances	12 Months Ended
Dec. 31, 2015
Related party transactions and balances [Abstract]
Related party transactions and balances

18. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group

a)	Transactions with related parties:

Ctrip purchased 5,000,000 Class A ordinary shares in a private placement concurrent with the Company's initial public offering, an additional 3,731,034 Class A ordinary shares for a total of US$15,000,000 through a private placement transaction in December 2014 as well as an additional 3,750,000 Class A ordinary shares for a total of US$20,000,000 through a private placement transaction in May 2015.

The Group conducts transactions in the ordinary course of its business with Ctrip on the terms of arm-length transactions. The Group sells the packaged-tours through Ctrip's online platform and the commission fees for Ctrip's service were immaterial. In addition, Ctrip sells the hotel rooms and air tickets products through the Group's online platform and commission fees the Group earned were RMB0.7 million and RMB3.5 million for the years ended December 31, 2014 and 2015, respectively.

On May 8, 2015, the Company issued 65,625,000 Class A ordinary shares to Fabulous Jade Global Limited, a subsidiary of JD, for cash consideration of RMB1,528.2 million (US$250 million) and RMB660.2 million of the business resource contributed by JD, which including the exclusive rights to operate the leisure travel channel for both JD's website and mobile application, JD's preferred partnership for hotel and air ticket reservation service, the internet traffic support and marketing support for the leisure travel channel for a period of five years started from August 2015.

b)	Balances with related parties:

	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Due from Ctrip	637	59,142	9,130
Due from JD	—	862	133
Total	637	60,004	9,263

Due to Ctrip	—	28,669	4,426
Due to JD	—	93	14
Total	—	28,762	4,440